Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Options Activity	The following table provides additional information about the shares granted during 2024:

	Number of shares	Average exercise price	Average remaining contractual period in years	Aggregate intrinsic value
Balance at December 31, 2023	—	—
Granted	4,800,000	$2.78
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2024	4,800,000	$2.78	9.75	$1,776